PAYCHECK PROTECTION PROGRAM LOAN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Debt Instrument [Line Items]
Ppp Loan Current	$ 36,700		$ 36,700
Other income	$ 10,000	$ 0	10,000	$ 409
PPP Loan [Member]
Debt Instrument [Line Items]
Proceeds from loan			$ 36,700
Debt instrument, maturity date			Apr. 23, 2022
Debt instrument, interest rate			1.00%